DIVESTMENT (Details) £ in Millions, $ in Millions		6 Months Ended
	May 31, 2024 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Jun. 26, 2024 GBP (£)	May 31, 2024 USD ($)	Dec. 31, 2023 GBP (£)
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of intangible assets		£ 331	£ 11
Assets held for sale		400				£ 396
Assets		33,396				34,055
Liabilities		£ 16,689				£ 17,326
Nicotine replacement therapy business
Disclosure of analysis of single amount of discontinued operations [line items]
Agreed consideration for sale of business				£ 500
Agreed cash consideration for sale of business				458
Agreed deferred performance-based consideration for sale of business				42
Intangible assets from Nicotine replacement therapy business classified as held for sale [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Assets				247
Goodwill from Nicotine replacement therapy business classified as held for sale [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Assets				133
Inventory from Nicotine replacement therapy business classified as held for sale [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Assets				20
Deferred tax liabilities from Nicotine replacement therapy business included in disposal groups held for sale [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Liabilities				£ 35
ChapStick
Disclosure of analysis of single amount of discontinued operations [line items]
Gains (losses) on disposals of investments	£ 0
Agreed cash consideration for sale of business	324				$ 410
Agreed value of equity consideration received in exchange for sale of brand	£ 81